BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

14.  BORROWINGS

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB
Short term bank borrowings	30,000	589,000
Long-term bank borrowings, current portion	334,511	615,015
Other long-term borrowings, current portion	388,814	805,175
	753,325	2,009,190
Long-term bank borrowings, non-current portion	4,170,981	6,082,964
Other long-term borrowings, non-current portion	942,540	1,684,426
Total borrowings	5,866,846	9,776,580

The short-term bank borrowings outstanding as of December 31, 2023 and 2024 bore a weighted average interest rate of 3.65% and 4.35% per annum, respectively.

The long-term borrowings (including current portion) outstanding as of December 31, 2023 and 2024 bore a weighted average interest rate of 4.97% and 4.53% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2023 and 2024, unused loan facilities for bank and other borrowings amounted to RMB2,811,123 and RMB4,038,927, respectively.

Borrowings as of December 31, 2023 and 2024 were secured by the following:

December 31, 2023

Short-term borrowings	Secured by
(RMB)
30,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,180,490	Secured by a subsidiary’s share.
3,101,522	Secured by property and equipment and land-use right with net book value of RMB845,897 and RMB196,195, respectively (Note 8/Note 10), and a subsidiary’s share
554,834	Unsecured borrowing.
5,836,846

December 31, 2024

Short-term borrowings	Secured by
(RMB)
589,000	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,988,344	Secured by a subsidiary’s share.
5,124,656	Secured by property and equipment and land-use right with net book value of RMB832,153 and RMB205,334, respectively (Note 8/Note 10), and a subsidiary’s share.
1,074,580	Unsecured borrowing.
9,187,580

14.  BORROWINGS (CONTINUED)

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s short-term borrowings and long-term borrowings, including bank and other borrowings in the succeeding five years and thereafter:

RMB
For the years ending December 31,
2025	2,114,777
2026	1,610,519
2027	1,154,563
2028	1,048,420
2029	924,284
2030 and thereafter	3,155,187